Share-based Payment - Summary of share-based payment plan (Equity-settled) (Detail) - Equity-settled plans [member]	12 Months Ended
Dec. 31, 2021 R$ / shares
Vesting Conditions [Abstract]
Concession Amount Per Share	R$ 0.01
Investment Program One [Member] | Performance Stocks [Member]
Vesting Conditions [Abstract]
Period of Continued Employment Under Service Conditions	3 years
Percentage of Achievement to Calculate Fair Value	100.00%
Investment Program One [Member] | Performance Stocks [Member] | Bottom of range [member]
Vesting Conditions [Abstract]
Percentage of Achievement Of Specific Metrics	0.00%
Investment Program One [Member] | Performance Stocks [Member] | Top of range [member]
Vesting Conditions [Abstract]
Percentage of Achievement Of Specific Metrics	200.00%
Investment Program Two [Member] | Performance Stocks [Member]
Vesting Conditions [Abstract]
Period of Continued Employment Under Service Conditions	4 years
Percentage of Achievement to Calculate Fair Value	100.00%
Investment Program Two [Member] | Performance Stocks [Member] | Bottom of range [member]
Vesting Conditions [Abstract]
Percentage of Achievement Of Specific Metrics	0.00%
Investment Program Two [Member] | Performance Stocks [Member] | Top of range [member]
Vesting Conditions [Abstract]
Percentage of Achievement Of Specific Metrics	150.00%
Investment Program Three [Member] | Restricted Stocks [Member]
Vesting Conditions [Abstract]
Period of Continued Employment Under Service Conditions	5 years
Percentage of Long Term Incentive Program whichIs Equivalent to Restricted Shares	25.00%
Rumo S A [member] | Special Program 2021 [Member]
Vesting Conditions [Abstract]
Period of Continued Employment Under Service Conditions	5 years
Rumo S A [member] | Other Than Special Program 2021 [Member]
Vesting Conditions [Abstract]
Period of Continued Employment Under Service Conditions	3 years
Percentage of Achievement to Calculate Fair Value	100.00%
Rumo S A [member] | Other Than Special Program 2021 [Member] | Bottom of range [member]
Vesting Conditions [Abstract]
Percentage of Achievement Of Specific Metrics	0.00%
Rumo S A [member] | Other Than Special Program 2021 [Member] | Top of range [member]
Vesting Conditions [Abstract]
Percentage of Achievement Of Specific Metrics	150.00%